Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	July 2022
Payment Date	8/15/2022
Transaction Month	41
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,786,699,020.71	60,790		58.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$317,750,000.00	2.65000%		April 15, 2020
Class A-2a Notes	$481,220,000.00	2.78%		February 15, 2022
Class A-2b Notes	$100,000,000.00	2.15914%	*	February 15, 2022
Class A-3 Notes	$491,350,000.00	2.78%		September 15, 2023
Class A-4 Notes	$159,770,000.00	2.85%		August 15, 2024
Class B Notes	$48,940,000.00	3.02%		October 15, 2024
Class C Notes	$32,620,000.00	3.25%		September 15, 2025
Total	$1,631,650,000.00
		* One-month LIBOR + 0.16%

II. AVAILABLE FUNDS

Interest:
Interest Collections	$683,890.83

Principal:
Principal Collections	$13,528,335.67
Prepayments in Full	$4,809,828.05
Liquidation Proceeds	$142,402.41
Recoveries	$53,234.56
Sub Total	$18,533,800.69
Collections	$19,217,691.52

Purchase Amounts:
Purchase Amounts Related to Principal	$241,218.49
Purchase Amounts Related to Interest	$631.80
Sub Total	$241,850.29

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$19,459,541.81

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	July 2022
Payment Date	8/15/2022
Transaction Month	41
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$19,459,541.81
Servicing Fee	$235,858.97	$235,858.97	$0.00	$0.00	$19,223,682.84
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$19,223,682.84
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$19,223,682.84
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$19,223,682.84
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$19,223,682.84
Interest - Class A-4 Notes	$351,106.10	$351,106.10	$0.00	$0.00	$18,872,576.74
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,872,576.74
Interest - Class B Notes	$123,165.67	$123,165.67	$0.00	$0.00	$18,749,411.07
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,749,411.07
Interest - Class C Notes	$88,345.83	$88,345.83	$0.00	$0.00	$18,661,065.24
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$18,661,065.24
Regular Principal Payment	$17,007,784.19	$17,007,784.19	$0.00	$0.00	$1,653,281.05
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,653,281.05
Residual Released to Depositor	$0.00	$1,653,281.05	$0.00	$0.00	$0.00
Total		$19,459,541.81

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$17,007,784.19
Total					$17,007,784.19
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$17,007,784.19	$106.45	$351,106.10	$2.20	$17,358,890.29	$108.65
Class B Notes	$0.00	$0.00	$123,165.67	$2.52	$123,165.67	$2.52
Class C Notes	$0.00	$0.00	$88,345.83	$2.71	$88,345.83	$2.71
Total	$17,007,784.19	$10.42	$562,617.60	$0.34	$17,570,401.79	$10.76

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	July 2022
Payment Date	8/15/2022
Transaction Month	41

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$147,834,148.67	0.9252935	$130,826,364.48	0.8188419
Class B Notes	$48,940,000.00	1.0000000	$48,940,000.00	1.0000000
Class C Notes	$32,620,000.00	1.0000000	$32,620,000.00	1.0000000
Total	$229,394,148.67	0.1405903	$212,386,364.48	0.1301666

Pool Information
Weighted Average APR	2.975%	2.972%
Weighted Average Remaining Term	24.14	23.35
Number of Receivables Outstanding	24,036	23,387
Pool Balance	$283,030,758.12	$264,181,624.46
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$262,193,578.95	$245,019,471.81
Pool Factor	0.1584099	0.1478602

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,079,138.42
Yield Supplement Overcollateralization Amount	$19,162,152.65
Targeted Overcollateralization Amount	$51,795,259.98
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$51,795,259.98

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,079,138.42
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,079,138.42
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,079,138.42

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	July 2022
Payment Date	8/15/2022
Transaction Month	41
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		45	$127,349.04
(Recoveries)		118	$53,234.56
Net Loss for Current Collection Period			$74,114.48
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3142%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0842%
Second Prior Collection Period			0.3748%
Prior Collection Period			0.3066%
Current Collection Period			0.3251%
Four Month Average (Current and Prior Three Collection Periods)			0.2726%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,185	$13,962,796.14
(Cumulative Recoveries)			$3,682,476.49
Cumulative Net Loss for All Collection Periods			$10,280,319.65
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5754%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,383.92
Average Net Loss for Receivables that have experienced a Realized Loss			$3,227.73

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.44%	234	$3,798,165.56
61-90 Days Delinquent	0.18%	29	$478,743.33
91-120 Days Delinquent	0.05%	7	$138,843.40
Over 120 Days Delinquent	0.11%	19	$301,635.95
Total Delinquent Receivables	1.79%	289	$4,717,388.24

Repossession Inventory:
Repossessed in the Current Collection Period		3	$67,266.13
Total Repossessed Inventory		8	$151,696.20

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2462%
Prior Collection Period			0.2288%
Current Collection Period			0.2352%
Three Month Average			0.2367%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3480%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	July 2022
Payment Date	8/15/2022
Transaction Month	41

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	58	$858,333.21
2 Months Extended	92	$1,516,308.05
3+ Months Extended	18	$314,076.43

Total Receivables Extended	168	$2,688,717.69

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer